INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2023
INTANGIBLE ASSETS

13. INTANGIBLE ASSETS

The Company’s intangible assets relates to the brand name acquired from Star Buds International Inc. As this intangible asset was determined to be an indefinite life intangible asset, no amortization was recorded during the years ended June 30, 2023 and 2022.

During the year ended June 30, 2023, impairment in the amount of $2,145,628 was recorded in relation to the intangible asset – Starbuds trade name as a result of the closure of its retail store locations in Western Canada.

No impairment was recorded in relation to the intangible asset – Starbuds trade name during the years ended June 30, 2022 and 2021.